Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2019
Statement [LineItems]
Disclosure of major contingencies
Other major contingencies for the Company for the years ended December 31, 2019 are as follows:

Company	Description
POSCO	POSCO has provided 3 blank checks to Korea Energy Agency as collateral for long-term foreign currency borrowings.

POSCO INTERNATIONAL Corporation (Formerly, POSCO DAEWOO Corporation)
As of December 31, 2019, POSCO INTERNATIONAL Corporation (Formerly, POSCO DAEWOO Corporation) has provided 33 blank promissory notes and 20 blank checks to Korea Energy Agency and others as collateral for the guarantee on performance for contracts and others.

POSCO ENGINEERING & CONSTRUCTION Co., LTD.
As of December 31, 2019, POSCO ENGINEERING & CONSTRUCTION CO., LTD. has provided 26 blank checks and 4 blank promissory notes as collateral for agreements and outstanding loans, and has provided joint guarantee of
￦
9,887,559 million for guarantee that partners had issued from Korea Housing & Urban Guarantee Corporation and others.

POSCO ICT	As of December 31, 2019, POSCO ICT has provided 2 blank promissory notes and 6 blank checks to financial institutions as collateral for the guarantee on performance for contracts and others.

Contingent liabilities on outstanding guarantees [member]
Statement [LineItems]
Summary of Contingent Liabilities
Contingent liabilities on outstanding guarantees and others provided by the Company as of December 31, 2019 are as follows.

(in millions of Won)			Guarantee limit			Guarantee amount
Guarantor	Guarantee beneficiary	Financial institution	Foreign currency		Won equivalent	Foreign currency	Won equivalent
[The Company]
POSCO	POSCO Asia Co., Ltd.	BOC and others	USD	100,000,000	115,780	100,000,000	115,780
	POSCO ASSAN TST STEEL INDUSTRY	SMBC and others	USD	146,527,500	169,650	131,874,750	152,685
	POSCO COATED STEEL (THAILAND) CO., LTD.	The Great & CO Co., Ltd.(SPC)	THB	5,501,000,000	212,669	5,501,000,000	212,669
	POSCO Maharashtra Steel Private Limited	Export-Import Bank of Korea and others	USD	83,784,000	97,005	83,784,000	97,005
	POSCO MEXICO S.A. DE C.V.	BOA and others	USD	120,000,000	138,936	120,000,000	138,936
	POSCO SS VINA Co., Ltd.	Export-Import Bank of Korea and others	USD	298,000,000	345,024	298,000,000	345,024
	POSCO-VIETNAM Co., Ltd.	SMBC and others	USD	156,000,000	180,617	156,000,000	180,617
	PT. KRAKATAU POSCO	Export-Import Bank of Korea and others	USD	1,350,300,000	1,563,377	940,488,348	1,088,897
POSCO INTERNATIONAL Corporation (Formerly, POSCO DAEWOO Corporation)	Daewoo Global Development. Pte., Ltd	Export-Import Bank of Korea and others	USD	199,884,500	231,426	183,992,000	213,026
	Daewoo Power PNG Ltd.	Export-Import Bank of Korea	USD	53,517,404	61,962	41,167,234	47,663
	POSCO ASSAN TST STEEL INDUSTRY	ING and others	USD	14,652,750	16,965	14,652,750	16,965
	Songdo Posco family Housing	SHINYOUNG SECURITIES CO., LTD.	KRW	10,000	10,000	—	—
	PT. Bio Inti Agrindo	Export-Import Bank of Korea and others	IDR	150,000,000,000	12,465	150,000,000,000	12,465
		KEB Hana Bank	USD	135,000,000	156,303	134,224,401	155,405
	Golden Lace DAEWOO Company Limited	Shinhan Bank	USD	11,000,000	12,736	11,000,000	12,736
	POSCO INTERNATIONAL AMERICA Corp.
	POSCO INTERNATIONAL SINGAPORE Pte. Ltd.
	POSCO INTERNATIONAL MEXICO S.A. de C.V.
	POSCO INTERNATIONAL Japan Corp.	Bank Mendes Gans	USD	50,000,000	57,890	5,602,997	6,487
	POSCO INTERNATIONAL Malaysia SDN BHD
	POSCO INTERNATIONAL Deutschland GmbH
	POSCO INTERNATIONAL Italia S.R.L.
	Mykolaiv Milling Works PJSC.	Black Sea Trade and Development Bank	EUR	23,250,000	30,165	23,250,000	30,165
POSCO ENGINEERING & CONSTRUCTION CO., LTD.	POSCO E&C Vietnam Co., Ltd.	Export-Import Bank of Korea and others	USD	47,000,000	54,417	47,000,000	54,417
	HONG KONG POSCO E&C (CHINA) INVESTMENT Co., Ltd.	Woori bank and others	USD	160,000,000	185,248	149,740,000	173,369
	POSCO Engineering and Construction India Private Limited	KEB Hana Bank	INR	221,000,000	3,587	171,200,000	2,779
	PT. POSCO E&C INDONESIA	POSCO Asia Co., Ltd. and others	USD	10,900,000	12,620	10,900,000	12,620
	JB CLARK HILLS	Korea Investment & Securities Co., Ltd.	KRW	60,000	60,000	55,000	55,000
	Daewoo Global Development. Pte., Ltd	SMBC and others	USD	163,633,000	189,454	163,633,000	189,454
	Songdo Posco family Housing	SHINYOUNG SECURITIES CO., LTD.	KRW	10,000	10,000	—	—
POSCO ICT	PT.POSCO ICT INDONESIA	POSCO Asia Co., Ltd.	USD	1,500,000	1,737	1,500,000	1,737
POSCO CHEMCAL CO., LTD (Formerly, POSCO CHEMTECH)	PT.Krakatau Posco Chemtech Calcination	POSCO Asia Co., Ltd.	USD	15,200,000	17,599	12,000,000	13,894
POSCO COATED & COLOR STEEL Co.,Ltd.	Myanmar POSCO C&C Company, Limited.	POSCO Asia Co., Ltd.	USD	13,986,947	16,194	13,986,947	16,194
POSCO ENERGY CO., LTD.	PT. KRAKATAU POSCO ENERGY	Export-Import Bank of Korea and others	USD	193,900,000	224,497	105,067,663	121,647
POSCO Asia Co., Ltd.	POSCO America Corporation	SMBC	USD	70,000,000	81,046	70,000,000	81,046

[Associates and joint ventures]
POSCO	CSP - Compania Siderurgica do Pecem	Export-Import Bank of Korea and others	USD	420,000,000	486,276	373,565,631	432,514
		BNDES	BRL	464,060,000	133,672	464,060,000	133,672
	LLP POSUK Titanium	SMBC	USD	15,000,000	17,367	15,000,000	17,367
	Nickel Mining Company SAS	SMBC	EUR	46,000,000	59,682	46,000,000	59,682
POSCO INTERNATIONAL Corporation (Formerly, POSCO DAEWOO Corporation)	GLOBAL KOMSCO Daewoo LLC	KEB Hana Bank	USD	8,225,000	9,523	8,050,000	9,320
POSCO ENGINEERING & CONSTRUCTION CO., LTD.	New Songdo International City Development, LLC	Others	KRW	386,000	386,000	386,000	386,000
	RPSD Project Co., Ltd	Others	KRW	45,000	45,000	35,000	35,000
	Chun-cheon Energy Co., Ltd	Kookmin Bank and others	KRW	12,430	12,430	8,234	8,234
	Pohang E&E Co., Ltd	Heungkuk Life Insurance Co., Ltd.	KRW	71,930	71,930	64,592	64,592
	Incheon-Gimpo Expressway Co, Ltd.	Kookmin Bank and others	KRW	28,940	28,940	—	—
	PT. Wampu Electric Power	KEB Hana Bank	USD	2,365,099	2,738	2,365,099	2,738
	PT.Tanggamus Electric Power	KEB Hana Bank	USD	1,936,699	2,242	1,936,699	2,242
	Metropolitan Outer Ring Expressway co., ltd.	Others	KRW	276,521	276,521	14,486	14,486
	UITrans LRT Co., Ltd.	Kookmin Bank and others	KRW	121,750	121,750	107,176	107,176
	NEXTRAIN Co., Ltd	Others	KRW	634,752	634,752	—	—
	Pureun Tongyeong Enviro Co., Ltd.	KDB Bank and others	KRW	22,714	22,714	16,017	16,017
	Pure Gimpo Co., Ltd.	KDB Bank and others	KRW	44,740	44,740	32,847	32,847
	Clean Iksan Co., Ltd.	Samsung Fire & Marine Insurance Co., Ltd.	KRW	44,054	44,054	31,062	31,062
POSCO ICT	Incheon-Gimpo Expressway Co, Ltd.	KDB Bank	KRW	100,000	100,000	100,000	100,000
	UITrans LRT Co., Ltd.	Kookmin Bank	KRW	76,000	76,000	76,000	76,000
	Hyochun CO., LTD	KYOBO SECURITIES CO., LTD.		39,575	39,575	39,575	39,575
	Metropolitan Outer Ring Expressway co., ltd.	Woori bank and others	KRW	193,700	193,700	7,748	7,748
POSCO CHEMCAL CO., LTD (Formerly, POSCO CHEMTECH)	KRAKATAU POS-CHEM DONG-SUH CHEMICAL	KEB Hana Bank	USD	1,140,000	1,320	506,667	587
POSCO(Suzhou) Automotive Processing Center Co.,Ltd.	POS-InfraAuto (Suzhou) Co., Ltd	KDB Bank	USD	769,500	891	769,500	891

[Others]
POSCO INTERNATIONAL Corporation (Formerly, POSCO DAEWOO Corporation)	Ambatovy Project Investments Ltd. and others	Export-Import Bank of Korea	USD	21,818,182	25,261	3,451,287	3,996
POSCO ICT	Soosungenc and others	KEB Hana Bank	KRW	1,198,724	1,198,724	1,198,724	1,198,724
POSCO ENGINEERING & CONSTRUCTION CO., LTD.	Ecocity CO., LTD and others	Others	KRW	3,616,714	3,616,714	2,156,506	2,156,506
POSCO AUSTRALIA PTY LTD	Department of Trade and Investment (NSW Government) and others	Woori bank and others	AUD	26,525,154	21,495	26,525,154	21,495

			AUD	26,525,154	21,495	26,525,154	21,495
			BRL	464,060,000	133,672	464,060,000	133,672
			EUR	69,250,000	89,847	69,250,000	89,847
			IDR	150,000,000,000	12,465	150,000,000,000	12,465
			INR	221,000,000	3,587	171,200,000	2,779
			KRW	6,993,544	6,993,544	4,329,507	4,329,507
			THB	5,501,000,000	212,669	5,501,000,000	212,669
			USD	3,866,040,581	4,476,101	3,200,258,973	3,705,259

Litigations in progress [member]
Statement [LineItems]
Summary of Contingent Liabilities
As of December 31, 2019, litigations in progress that POSCO and certain subsidiaries are defendants in legal actions arising from the normal course of business are as follows:

(in millions of Won, in thousands of foreign currencies)
Company	Legal actions	Claim amount		Won equivalent	Descrioption
POSCO	23	KRW	39,500	39,500	Lawsuit on claim for employee right and others(*1)
POSCO INTERNATIONAL Corporation (Formerly, POSCO DAEWOO Corporation)	1	CAD	79,000	70,038	Lawsuit on claim for damages
	5	INR	4,518,694	73,338	Lawsuit on claim for payment on guarantees and others(*1)
	8	KRW	18,786	18,786	Litigation for confirmation of deposit bond and others
	4	USD	22,813	26,413	Lawsuit on claim for damages and others
	1	PKR	124,775	931	Lawsuit on claim for damages
POSCO ENGINEERING & CONSTRUCTION CO., LTD.	123	KRW	2,838,122	2,838,122	Lawsuit on claim for damages and others(*1)
POSCO ICT	1	BRL	10,244	2,951	Lawsuit on revocation of claim for damage(*1)
	11	KRW	8,500	8,500	Lawsuit on claim for damages and others(*1)
POSCO A&C	10	KRW	6,043	6,043	Lawsuit on claim for payment on construction and others
POSCO ENERGY CO., LTD.	3	KRW	3,669	3,669	Lawsuit on claim for damages and others
POSCO E&C CHINA CO., LTD.	5	CNY	66,655	11,047	Lawsuit over contract dispute and others
POSCO COATED & COLOR STEEL Co., Ltd.	1	KRW	1,400	1,400	Lawsuit on claim for damages
POSCO ENGINEERING (THAILAND) CO., LTD.	2	THB	160,929	6,222	Lawsuit on claim for payment on construction and others
	1	USD	1,046	1,211	Lawsuit on claim for payment on construction
PT. KRAKATAU POSCO	1	IDR	211,407,872	17,568	Lawsuit on claim for payment on construction
POSCO E&C Vietnam Co., Ltd.	3	USD	5,131	5,941	Lawsuit on claim for payment on construction
Pos-Sea Pte Ltd	1	USD	12,700	14,704	Lawsuit over contract dispute
POSCO TNPC Otomotiv Celik San. Ve Tic. A.S	7	TRY	102	20	Lawsuit over industrial accidents and others
POSCO India Steel Distribution Center Private Ltd.	1	INR	223,795	3,632	Lawsuit on claim for tax restitution
Brazil Sao Paulo Steel Processing Center	3	BRL	4,321	1,245	Lawsuit on claim for labor and others
POSCO ENGINEERING & CONSTRUCTION DO BRAZIL LTDA.	104	BRL	152,077	43,806	Lawsuit on claim for payment on construction and others(*1)
POSCO ASSAN TST STEEL INDUSTRY	1	TRY	1,965	383	Lawsuit on compensation
POSCO Asia Co., Ltd.	1	USD	950	1,099	Lawsuit on claim for receivable
ZHANGJIAGANG POHANG STAINLESS STEEL CO., LTD.	1	CNY	807	134	Lawsuit on claim for labor
POSCO CHEMCAL CO., LTD (Formerly, POSCO CHEMTECH)	1	KRW	15,383	15,383	Calculation of stock purchase value
POSCO M-TECH	2	KRW	425	425	Lawsuit on claim for damages
POSCO Engineering and Construction India Private Limited	3	INR	27,995	454	Lawsuit on claim for payment
POSCO INTERNATIONAL AMERICA Corp.	1	USD	150	174	Lawsuit over injury
HONG KONG POSCO E&C (CHINA) INVESTMENT Co., Ltd.	1	KRW	3,305	3,305	Lawsuit on claim for payment

(*1)
The Company made a reliable estimate in 105 lawsuits by considering the possibility and estimated amount of outflow of resources and recognized
￦
54,228 million as provision for legal contingencies and claims.